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Oberweis Focused International Growth Fund
OBERWEIS FOCUSED INTERNATIONAL GROWTH FUND
INVESTMENT OBJECTIVE
The Oberweis Focused International Growth Fund’s investment objective is to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees	Oberweis Focused International Growth Fund Institutional Class
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	2.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Oberweis Focused International Growth Fund Institutional Class
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.71%
Total Annual Fund Operating Expenses	2.51%	[1]
Expense Reimbursement	(1.56%)
Total Annual Fund Operating Expenses After Expense Reimbursement	0.95%
[1]	The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 0.95% of average daily net assets, excluding any interest, taxes, brokerage commissions and extraordinary expenses (the “expense limitation”). The contractual arrangement continues in force until April 30, 2025. Except with respect to termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to the approval by the Board of Trustees of The Oberweis Funds. During the term of the contract, the adviser may recoup the amount of any expenses reimbursed under the term of the contract within three years from the date on which reimbursement occurred if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the recoupment or at the time of reimbursement, whichever is lower.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Oberweis Focused International Growth Fund | Institutional Class | USD ($)	97	632	1,195	2,728

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expense or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies based outside the United States. Currently, securities based outside the United States include (1) equity securities of companies that are organized under other than U.S. law or that are primarily traded on an exchange or over-the-counter outside of the United States; or (2) equity securities of companies that have at least 50% of their assets outside of the United States or that derive at least 50% of their revenues from business activities outside of the United States.

The Fund invests principally in the securities of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), considers to have above-average long-term growth potential and the potential to exceed consensus analyst expectations. OAM selects companies based on, among other things, its fundamental analysis of individual securities. OAM’s fundamental analysis entails an evaluation of an individual company’s future growth prospects, financial statement analysis, stock valuation in relation to OAM’s estimate of future earnings and cash flows, evaluation of competitive product or service offerings, future research and development pipeline and management interviews. OAM’s strategy for the Fund is focused and will generally hold the securities of 25 to 40 companies, but OAM is not restricted to investing in any number of companies. OAM may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high. There are no restrictions on the capitalizations of companies whose securities the Fund may buy; however, the Fund generally invests in the stocks of medium and larger capitalization companies with market capitalizations of more than $5 billion at the time of investment. The Fund may also invest in securities of countries in developed and developing (or emerging) markets.

While the Fund invests predominantly in common stock, the Fund may also invest in other securities, including depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”) and convertible securities.

The Fund seeks to invest in equity securities that typically exhibit the following characteristics:

Under-Appreciated Revenue and Earnings Growth — potential for revenue and/or earnings growth in excess of consensus expectations.

Timely Catalyst — a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that consensus analyst expectations are too low.

Inflection Point of Change — a business that is experiencing change — often from a new product, a new management team or a regulatory change, which OAM expects will drive unexpected or underestimated growth resulting in a significant gap between OAM’s forecasts and consensus analyst expectations.

Operating Leverage — profitable and scalable business model, which OAM expects to generate rising net profits margins as revenue growth accelerates.

Valuation — undervalued based on OAM’s growth forecasts.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

PRINCIPAL RISKS
FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

BEST QUARTER WORST QUARTER 1Q 2023 10.62% 2Q 2022 -21.70%
Average Annual Total Returns (for the Periods Ended December 31, 2023)

The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”).

Average Annual Returns - Oberweis Focused International Growth Fund	Label	1 Year	Since Inception [1]	Inception Date
Institutional Class	Return Before Taxes	16.60%	(5.80%)	Apr. 01, 2022
Institutional Class | Return After Taxes on Distributions	Return After Taxes on Distributions	15.92%	(6.37%)	Apr. 01, 2022
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	9.83%	(4.64%)	Apr. 01, 2022
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	18.24%	4.22%	Apr. 01, 2022
[1]	Since the inception of the Fund on April 1, 2022.